ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - CONDENSED BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Mar. 31, 2020	Mar. 31, 2019	May 11, 2018
Ordinary shares, par value (in dollars per share)		$ 0.000000001	$ 0.01
Ordinary shares, share authorized (in shares)		1,000,000,000	100
Ordinary shares, issued (in shares)		363,572,659
Ordinary shares, outstanding (in shares)		363,572,659
Class A ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.000000001
Ordinary shares, share authorized (in shares)	822,665,750
Ordinary shares, issued (in shares)	246,122,394
Ordinary shares, outstanding (in shares)	246,122,394
Class B ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.000000001
Ordinary shares, share authorized (in shares)	177,334,250
Ordinary shares, issued (in shares)	174,834,250
Ordinary shares, outstanding (in shares)	174,834,250